FAIR VALUE MEASUREMENTS, Change in Level 3 Assets Measured on a Recurring Basis (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in amount of level 3 assets measured on recurring basis [Roll Forward]
Balance, beginning of year	$ 750	$ 750
Called securities	(750)	0
Balance, end of year	$ 0	$ 750